Earnings Per Share - Components of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 5,429		$ 5,825		$ 7,963
Preferred dividends	(350)	[1]	(296)	[2]	(303)	[3]
Impact of preferred stock call and redemption	0		0		(17)
Earnings allocated to participating stock awards	(28)		(28)		(38)
Net income attributable to U.S. Bancorp	5,051		5,501		7,605
Net income applicable to U.S. Bancorp common shareholders	$ 5,051		$ 5,501		$ 7,605
Average common shares outstanding (in shares)	1,543		1,489		1,489
Net effect of the exercise and assumed purchase of stock awards (in shares)	0		1		1
Average diluted common shares outstanding (in shares)	1,543		1,490		1,490
Earnings per common share (in dollars per share)	$ 3.27		$ 3.69		$ 5.11
Diluted earnings per common share (in dollars per share)	$ 3.27		$ 3.69		$ 5.10

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $6,439.904, $1,503.518, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $3,965.458, $962.487, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,050.00, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series I, Series J, Series K, Series L, Series M, and Series N Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.153, $1,625.00, $232.953, $1,325.00, $1,375.00, $937.50, $952.778, $202.986, respectively.